Aug. 31, 2017
AB FIXED-INCOME SHARES, INC.

-AB Government Money Market Portfolio

Supplement dated August 1, 2018 to the Prospectus dated August 31, 2017, as revised November 13, 2017, and the Summary Prospectus dated November 13, 2017 (the “Prospectuses”) of AB Government Money Market Portfolio (the “Portfolio”).

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The Adviser has agreed to waive a portion of the management fee effective August 1, 2018. The following replaces the “Annual Portfolio Operating Expenses” table and related footnotes and the “Examples” section in the Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class
Management Fees	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%	.20%
Fee Waiver	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%	(.10)%
Net Management Fees (e)	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	.75%	None	.25%	None	.10%	None	None
Other Expenses:
Transfer Agent	.17%	.22%	.18%	.17%	.10%	.02%	.00%(f)	.00%(f)	.00%(f)
Other Expenses	.02%	.02%	.02%	.02%	.02%	.02%	.02%	.02%	.02%

Total Other Expenses	.19%	.24%	.20%	.19%	.12%	.04%	.02%	.02%	.02%

Total Annual Portfolio Operating Expenses(g)	.54%	1.34%	1.05%	.29%	.47%	.14%	.22%	.12%	.12%

(e)	The Management Fee is .20% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until August 31, 2019.
(f)	Amount is equal to less than .005%.
(g)	Total Annual Portfolio Operating Expenses are restated to reflect current fees.

 Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class K	Class I	Class 1	Class AB	Institutional Class
After 1 Year	$55	$536	$207	$30	$48	$14	$24	$12	$12
After 3 Years	$195	$646	$355	$115	$173	$67	$96	$61	$61
After 5 Years	$347	$777	$623	$209	$308	$125	$175	$114	$114
After 10 Years	$789	$1,497	$1,389	$483	$704	$296	$408	$270	$270

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$136	$107
After 3 Years	$446	$355
After 5 Years	$777	$623
After 10 Years	$1,497	$1,389

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